RiverPark/Wedgewood Fund
Investment Objective
The RiverPark/Wedgewood Fund ("RiverPark/Wedgewood" or the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RiverPark/Wedgewood Fund - USD ($)	Retail Class	Institutional Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases	none	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RiverPark/Wedgewood Fund		Retail Class	Institutional Class	Class C
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	none	1.00%
Other Expenses	[1]	0.43%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.08%	0.85%	1.85%
[1]	Other Expenses, which include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees, are based on current estimated asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares. Other Expenses include a shareholder servicing fee of up to 0.25% for the Retail Class Shares and an administrative servicing fee of up to 0.15% for each of the classes to be used for non-distribution related services including providing shareholder accounting, client support and other services associated with maintaining shareholder accounts on various brokerage platforms.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - RiverPark/Wedgewood Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Retail Class	110	343	595	1,317
Institutional Class	87	271	471	1,049
Class C	188	582	1,001	2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended September 30, 2017, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

RiverPark/Wedgewood seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund's sub-adviser ("Wedgewood"), believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 19 and 21 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today's economy. Wedgewood invests for the long-term, and expects to hold securities, in many cases, for more than 5 years.

Wedgewood's investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood's quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company's business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company's intrinsic value seeking to invest in a focused (19-21 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood's expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

Principal Risks

RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk.. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund's performance. When growth investing is out of favor, the Fund's share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in common stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the sub-adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversified Portfolio Risk.  RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

See "Description of Principal Risks" beginning on page 57 for a discussion of each of these risks.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is no guarantee of future results.

Calendar Year Total Returns (as of December 31) Institutional Class (RWGIX)

During the period of time shown in the bar chart, the highest quarterly return was 18.23% for the quarter ended March 31, 2012 and the lowest quarterly return was (9.39%) for the quarter ended September 30, 2011.

The performance table below shows how the Fund's average annual return for the calendar year and five years ended December 31, 2017 and since inception of the Fund's operations (i.e. September 30, 2010), compared to that of the Fund's benchmarks, Russell 1000 Growth Total Return Index and S&P 500 Total Return Index:

Average Annual Total Returns
Average Annual Total Returns - RiverPark/Wedgewood Fund		1 Year	5 Years	Since Inception	Inception Date
Retail Class		19.65%	10.47%	12.01%	Sep. 30, 2010
Institutional Class		19.90%	10.62%	12.20%	Sep. 30, 2010
Institutional Class | After Taxes on Distributions	[1]	15.80%	9.19%	11.18%	Sep. 30, 2010
Institutional Class | After Taxes on Distributions and Sales	[1]	14.59%	8.24%	9.82%	Sep. 30, 2010
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		30.21%	17.33%	16.03%	Sep. 30, 2010
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	14.85%	Sep. 30, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class Shares only. The after-tax returns for Retail Class Shares will vary. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund's website at www.riverparkfunds.com.